UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2010–June 30, 2011

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04052
Reporting Period: 07/01/2010 - 06/30/2011
Legg Mason Partners Money Market Trust

============= WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== WESTERN ASSET GOVERNMENT MONEY MARKET FUND ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== WESTERN ASSET LIQUID RESERVES =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= WESTERN ASSET MONEY MARKET FUND ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== WESTERN ASSET MUNICIPAL MONEY MARKET FUND ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= WESTERN ASSET TAX FREE RESERVES ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== WESTERN ASSET U.S. TREASURY RESERVES =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 17, 2011